SHARE CAPITAL - Schedule of Share Capital Issued and Fully Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Ordinary shares, price per share (in GBP per share)	£ 0.10	£ 0.10	£ 0.10
Issued capital	£ 3,105	£ 3,105	£ 3,105
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	31,051,768,866	31,051,768,866	31,051,768,866
Issued capital	£ 3,105	£ 3,105	£ 3,105